CHANGES IN OPERATING WORKING CAPITAL	12 Months Ended
Dec. 31, 2021
CHANGES IN OPERATING WORKING CAPITAL
CHANGES IN OPERATING WORKING CAPITAL	CHANGES IN OPERATING WORKING CAPITAL

year ended December 31	2021	2020	2019
(millions of Canadian $)

(Increase)/decrease in Accounts receivable	(925)	129	31
Increase in Inventories	(93)	(55)	(42)
Increase in Other current assets	(141)	(221)	(15)
Increase/(decrease) in Accounts payable and other	890	(162)	352
Decrease in Accrued interest	(18)	(18)	(33)
(Increase)/Decrease in Operating Working Capital	(287)	(327)	293